INTANGIBLES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLES

NOTE 5 - INTANGIBLES

Intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. No impairment charges were recorded for the 3 months ended March 31, 2021 and the year ended December 31, 2020.

Amortization of capitalized patent costs associated with the application and award of patents in the U.S. and various other countries are capitalized and amortized on a straight-line basis over the term of the patents as determined at the award date, which varies depending on the pendency period of the application, generally approximating twenty years. The current patent applications are still on-going, and are therefore not yet subject to amortization.

	Estimated Life (years)	March 31, 2021	December 31, 2020
Capitalized patent costs	20	$18,953	$10,000
Accumulated amortization		—	—

Intangible assets, net		$18,953	$10,000

NOTE 5 - INTANGIBLES

Intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. No impairment charges were recorded for the years ended December 31, 2020 and 2019.

Amortization of capitalized patent costs associated with the application and award of patents in the U.S. and various other countries are capitalized and amortized on a straight-line basis over the term of the patents as determined at the award date, which varies depending on the pendency period of the application, generally approximating seventeen years. The current patent application is still in process, and is therefore not yet amortized.

	Estimated Life (years)	December 31, 2020	December 31, 2019
Capitalized patent costs	20	$10,000	$—
Accumulated amortization		—	—

Intangible assets, net		$10,000	$—